Fair Value Measurements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Apr. 26, 2022
Fair Value Measurements (Details) [Line Items]
Change in fair value		$ 3.8
Embedded derivative had a fair value			$ 4.1
Series C Preferred Stock [Member] | Warrant [Member]
Fair Value Measurements (Details) [Line Items]
Preferred stock fair value		$ 5.8
Class A Common Stock [Member]
Fair Value Measurements (Details) [Line Items]
Net issuance (in Shares)	673,416
SVB March 2021 Note [Member]
Fair Value Measurements (Details) [Line Items]
Fair of debt proceeds	$ 2.3
SCI June 2021 Note [Member]
Fair Value Measurements (Details) [Line Items]
Fair of debt proceeds	$ 1.5